Supplement Dated March 11, 2009

To Prospectuses Dated November 3, 2008 for
ProtectiveRewards Elite NY

Issued by
Variable Annuity Account A of Protective Life
Protective Life and Annuity Insurance Company

This Supplement amends certain information contained in your variable life product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

We have been advised by Van Kampen Life Investment Trust that they will be liquidating and dissolving the Van Kampen Life Investment Trust Enterprise Portfolio (the "Fund") effective April 24, 2009 (the "Liquidation Date"). Enclosed with this Supplement is a Fund supplement that describes the Plan of Liquidation.

All or a portion of your policy's account value may be in the Sub-Account that invests in the Fund (the "Van Kampen Enterprise Sub-Account"). If you still have account value allocated to the Van Kampen Enterprise Sub-Account as of 3:00 p.m. Central Standard Time on April 24, 2009, we will transfer that account value to the Sub-Account that invests in the Oppenheimer Money Fund (the "Money Market Sub-Account"). We will confirm this transfer in a statement we send to you following the transaction. Any requests we receive on or after April 24, 2009 for allocations of future premiums, transfers of account value, portfolio rebalancing or dollar cost averaging to the Van Kampen Enterprise Sub-Account will be redirected to the Money Market Sub-Account.

Under your policy, you are permitted to transfer account value among the following investment options:

Fidelity VIP Contrafund Portfolio-SC2	This Fund seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio-SC2	This Fund seeks reasonable income.

Fidelity VIP Freedom Fund-2015 Maturity-SC2	This Fund seeks high, total return.

Fidelity VIP Freedom Fund-2020 Maturity-SC2	This Fund seeks high total return.

Fidelity VIP Growth Portfolio-SC2	This Fund seeks to achieve capital appreciation.

Fidelity VIP Index 500-SC2	This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Fidelity VIP Investment Grade Bond Portfolio-SC2	This Fund seeks as high a level of current income as is consistent with the preservation of capital.

Fidelity VIP MidCap Portfolio-SC2	This Fund seeks long-term growth of capital.

Franklin Flex Cap Growth Securities Fund, Class 2	This Fund seeks capital appreciation.

Franklin Income Securities Fund, Class 2	This Fund seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Rising Dividends Securities Fund, Class 2	This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Small-MidCap Growth Securities Fund, Class 2	This Fund seeks long-term capital growth.

Franklin U.S. Government Fund, Class 2	This Fund seeks income.

Mutual Shares Securities Fund, Class 2	This Fund seeks capital appreciation, with income as a secondary goal.

Templeton Foreign Securities Fund, Class 2	This Fund seeks long-term capital growth.

Templeton Global Income Securities Fund, Class 2	This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Templeton Growth Securities Fund, Class 2	This Fund seeks long-term capital growth.

Goldman Sachs Capital Growth Fund, Service Class	This Fund seeks long-term growth of capital.

Goldman Sachs Growth and Income Fund, Service Class	This Fund seeks long-term growth of capital and growth of income.

Goldman Sachs Strategic International Equity Fund, Service Class	This Fund seeks long-term growth of capital.

Goldman Sachs Structured Small Cap Equity Fund, Service Class	This Fund seeks long-term growth of capital.

Goldman Sachs Structured U.S. Equity Fund, Service Class	This Fund seeks long-term growth of capital and dividend income.

Lord Abbett America's Value Portfolio	The Fund's investment objective is to seek current income and capital appreciation.

Lord Abbett Bond-Debenture Portfolio	The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Lord Abbett Growth Opportunities Portfolio	The Fund's investment objective is capital appreciation.

Lord Abbett International Portfolio	The Fund's investment objective is long-term capital appreciation.

Lord Abbett Large Cap Core Portfolio	The Fund's investment objective is growth of capital and income.

Lord Abbett Mid-Cap Value Portfolio	The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS Growth Series Service Class	This Fund's investment objective is to seek capital appreciation.

MFS Investors Growth Stock Series Service Class	This Fund's investment objective is to seek capital appreciation.

MFS Investors Trust Series Service Class	This Fund's investment objective is to seek capital appreciation.

MFS New Discovery Series Service Class	This Fund's investment objective is to seek capital appreciation.

MFS Research Series Service Class	This Fund's investment objective is to seek capital appreciation.

MFS Total Return Series Service Class	This Fund's investment objective is to seek total return.

MFS Utilities Series Service Class	This Fund's investment objective is to seek total return.

Oppenheimer Capital Appreciation Fund Service Class	This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Oppenheimer Global Securities Fund/VA-SS	This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer High Income Fund Service Class	This Fund seeks a high level of current income from investment in high-yield, lower-grade, fixed-income securities. Such high yield securities are commonly known as "junk bonds."

Oppenheimer Main Street Fund/VA-SS	This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer MidCap Fund/VA-SS	This Fund seeks capital appreciation by investing in "growth type" companies.

Oppenheimer Money Fund/VA	This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Oppenheimer Strategic Bond Fund/VA-SS	This Fund seeks a high level of current income principally derived from interest on debt securities.

UIF Equity and Income Portfolio Class II	Seeks both capital appreciation and current income.

UIF Global Real Estate Portfolio Class II	Seeks current income and capital appreciation.

UIF International Growth Portfolio Class II	Seeks long-term capital appreciation, with a secondary objective of income.

Van Kampen Capital Growth Portfolio Class II	Seeks capital appreciation.

Van Kampen Comstock Portfolio Class II	Seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen Government Portfolio Class II	Seeks to provide investors with high current return consistent with preservation of capital.

Van Kampen Growth and Income Portfolio Class II	Seeks long-term growth of capital and income.

Van Kampen Mid Cap Growth Portfolio Class II	Seeks capital growth.

Based on when you purchased your contract and the funds in which you are already invested, other investment options may be available to you. Please contact your financial advisor for more information.

If you would like another copy of the current prospectus for any of these funds, including the Oppenheimer Money Fund, please call us at 800-456-6330.

You may request a transfer of your account value from the Van Kampen Enterprise Sub-Account to any of the above investment options and change your Van Kampen Enterprise Sub-Account allocation and rebalancing instructions by completing the enclosed transfer request form and:

✓  Faxing the transfer request form enclosed with this Supplement or any other request provided in good order to 205-268-6479

✓  Sending the transfer request form enclosed in good order to:

Protective Life Insurance Company
P.O. Box 1928
Birmingham, Alabama 35282-8238

If you have telephone authorization established, you can call us at 1-800-456-6330 with your instructions. We will confirm any such transfer in a statement we send to you following the transaction.

We currently do not impose any restrictions or assess any fees, charges, or penalties on transfers you make under your policy, although we reserve the right to do so. However, we will not impose any transfer fee on any transfers from the Van Kampen Enterprise Sub-Account to any other investment options(s) (including any transfer we make to the Money Market Sub-Account on the Liquidation Date) from the date of this supplement until at least 60 days after the Liquidation Date, nor will we count any transfer out of the Van Kampen Enterprise Sub-Account from the date of this Supplement until at least 60 days after the Liquidation Date for the purpose of determining how many free transfers may be permitted in any period.

If you have any questions, please contact your financial representative or call us at 800-456-6330.